Long Term Debt - Borrowing Base Credit Facility (Parenthetical) (Detail) - USD ($)	Mar. 31, 2015	Dec. 31, 2014
MRD [Member] | 2.0 Billion Revolving Credit Facility Due June 2019 [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility	$ 2,000,000,000	$ 2,000,000,000
MEMP [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility		2,000,000,000
MEMP [Member] | 2.0 Billion Revolving Credit Facility Due March 2018 [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility	$ 2,000,000,000	$ 2,000,000,000